Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

9. Notes Payable

The Company has entered into notes payable agreements with third parties, which consists of the following as of September 30, 2022:

	September 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Three Months Ended September 30, 2022	Interest Expense for the Nine Months Ended September 30, 2022
June 2021 Notes(3)	October 31, 2026	0%	$4,012	$612	$(955)	$3,669	$—	$—
Optional Notes(3)	October 31, 2026	15%	2,687	737	(912)	2,512	28	2,572
Bridge Notes(4)	August 14, 2026	10%	44,500	7,690	(11,421)	40,769	418	418
Notes payable – China various other	Due on Demand	0%	4,902	—	—	4,902	—	—
Auto loans	October 26, 2026	7%	106	—	—	106	—	—
			$56,207	$9,039	$(13,288)	$51,958	$446	$2,990

The Company settled certain notes payable during the nine months ended September 30, 2022 as follows:

	Nine months ended September 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021	Fair Value Measurement Adjustments	Payment Premium	Cash Payment	Conversion into Class A Common Stock
March 1, 2021 Notes (1)	March 1, 2022	14%	$56,695	$(1,695)	$—	$(55,000)	$—
August 26, 2021 Notes (1)	March 1, 2022	14%	30,924	(924)	2,065	(32,065)	—
June 2021 Notes (3)	October 31, 2026	0%	35,071	917	—	—	(35,988)
Optional Notes (3)	October 31, 2026	15%	31,934	(704)	—	—	(31,230)
PPP Loan (2)	April 17, 2022	1%	193	—	—	(193)	—
			$154,817	$(2,406)	$2,065	$(87,258)	$(67,218)

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000. The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55,000 principal amount of the March 1, 2021 Notes with accrued interest of $7,721.

On August 26, 2021, the Company exercised its option under the March 1, 2021 notes payable agreement with Ares to draw an additional principal amount of $30,000 which matured on March 1, 2022. As the August 26, 2021 Notes mature in less than one year, according to the terms of the amended NPA, the Company expected to repay them with payment premium of 14% (“Payment Premium”). On February 25, 2022, the Company repaid the $30,000 principal amount of the August 26, 2021 Notes, with accrued interest of $2,135 and Payment Premium of $2,065.

The settlement of the March 1, 2021 Notes and August 26, 2021 Notes are summarized below:

	September 30, 2022	December 31, 2021
March 1, 2021 Notes
Outstanding principal	$—	$55,000
Accrued interest	—	6,455
Interest expense for the nine months ended September 30, 2022	1,266	—
Principal payments	55,000	—
Interest payments	7,721	—

	September 30, 2022	December 31, 2021
August 26, 2021 Notes
Outstanding principal	$—	$30,000
Accrued interest	—	1,473
Interest expense for the nine months ended September 30, 2022	662	—
Principal payments	30,000	—
Interest payments	2,135	—
Payment Premium payments	2,065	—

(2)	In April 2022, the Company paid the remaining principal and accrued interest in an aggregate amount of $193.

(3)	On July 26, 2022, the Company entered into an agreement (the “ATW July Amendment”) with entities affiliated with ATW Partners LLC (collectively, the “Investors”), to extend the maturity date, adjust the conversion price and otherwise amend the terms (as described further below) of the Optional Notes and the June 2021 Notes (together, “ATW NPA Notes”).

Pursuant to the ATW July Amendment:

(a)	the maturity date of each of the ATW NPA Notes was extended to October 31, 2026. This extension does not, however, defer the accrual of interest to the new maturity date. Interest shall accrue on the Notes at 10% per annum following February 10, 2023;

(b)	the conversion price of each of the ATW NPA Notes was adjusted to equal the lesser of (x) $10, (y) 95% of the per share daily volume weighted average prices (“VWAP”) of the Company’s Class A Common Stock during the 30 trading days immediately prior to the applicable conversion date and (z) the lowest effective price per share of Class A Common Stock (or equivalents) issued or issuable by the Company in any financing of debt or equity after July 26, 2022, subject to possible adjustment as set forth therein (the “Set Price”). However, from July 26, 2022 to December 30, 2022, the conversion price of each of the ATW NPA Notes is equal to the lesser of (i) the Set Price, and (ii) 92% of the lowest of the VWAP during the seven (7) trading days immediately prior to the applicable conversion date;

(c)	a “forced conversion” feature was added to each of the ATW NPA Notes that allows the Company, on or after December 31, 2022, to cause the conversion of all or part of, in the aggregate among all of the ATW NPA Notes, up to $35,000 principal amount of the ATW NPA Notes less any principal amount of the ATW NPA Notes voluntarily converted by the holder thereof after July 26, 2022, subject to certain conditions as set forth in the ATW July Amendment;

(d)	the date by which the Investors must exercise their option to purchase additional June 2021 Notes of up to $40,000 from the Company under the terms of the NPA was extended to July 20, 2023; and

(e)	within 45 days of the date on which at least $50,000 in senior secured convertible term loans have been funded to the Company by the Investors or their affiliates under the “Tranche A Loans” facility (the “Tranche A Facility”) (which funding by the Investors or their affiliates is conditioned upon the Company obtaining binding commitments for at least $100,000 in additional financing) (the “Collateral Trigger Date”), subject to agreement by the Company and the Investors on the terms of such Tranche A Facility, the Amendment provides that the Company and the Investors will enter into a security agreement to secure the obligations under the Notes with a junior lien on substantially all of the assets that secure the Tranche A Facility (the “Lien Security Agreement”).

The ATW July Amendment was accounted for as a troubled debt restructuring under ASC 470-60, Troubled Debt Restructuring, because the Company was experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification was accounted for prospectively with no gain or loss recorded in the unaudited Consolidated Statements of Operations and Comprehensive Loss.

Interest expense on the ATW NPA Notes is computed using the contractual interest rate. The Company concluded that the conversion feature does not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

Between August 16, 2022 and September 14, 2022, the Investors converted $67,218 of principal at conversion prices ranging from $0.84 to $2.29 per share into 64,843,850 shares of Class A Common Stock.

The Tranche A Facility was funded on October 10, 2022 (as further described below with regards to the Fourth Bridge Notes), which was considered the Collateral Triggered Date. On the same day and on October 19, 2022, the remaining ATW NPA Notes in the aggregate amount of $6,699 were exchanged for 11,496,868 shares of Class A Common Stock of the Company (see Note 15, Subsequent Events) and, therefore, the requirement to enter into the Lien Security Agreement was terminated.

(4)	On August 14, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with certain entities affiliated with ATW Partners LLC and RAAJJ Trading LLC (and together with Senyun, as defined below, the “Purchasers”) to issue and sell the Company’s senior secured convertible notes (the “Bridge Notes”) in three tranches aggregating to $52,000 in principal (as increased on September 23, 2022 to $57,000, which increase was subsequently terminated upon the Initial Senyun Funding Date, as defined below) and maturing on August 14, 2026 (subsequently extended to October 27, 2028). The Bridge Notes are subject to an original issue discount of 10%, and are convertible, along with any interest accrued, into shares of Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the initial tranche) (“Conversion Price”), subject to a full ratchet anti-dilution protection. When calculating the shares issuable upon conversion, the converted amount shall be decreased by 50% of the original issue discount pertaining to such amount. As of September 30, 2022, the Purchasers funded $44,500, less total original discounts of $4,450 and transaction costs of $2,813, equating to net proceeds of $37,237.

The Bridge Notes bear interest of 10% per annum payable quarterly and on each conversion and on the maturity date in cash or in shares of Class A Common Stock. Unless earlier paid, the Bridge Notes entitle the Purchasers, at each conversion date, to an interest make-whole (“Make-Whole Amount”), in a combination of cash or Class A Common Stock at the Company’s discretion, in the amount of the interest that would have been payable if such converted amount was held to maturity based on an interest rate of 15% per annum. The conversion price of interest is the lesser of (a) the Conversion Price or (b) 90% of the lowest VWAP for the five consecutive trading days.

As part of the SPA, the Company issued to the Purchasers 6,043,623 warrants with ratchet clauses triggering an increase to 42,342,839 warrants (“Bridge Warrants”), with an exercise price of $5.00 per share, subject to full ratchet anti-dilution protection and other adjustments, exercisable for seven years from the date of issuance (see Note 12, Stockholders’ Equity). The Company may repurchase the Bridge Warrants for $0.01 per share if and to the extent the VWAP of the Company’s Class A Common Stock during 20 of out 30 trading days prior to the repurchase is greater than $15 per share, subject to certain additional conditions.

Total commitments under the SPA shall not exceed $300,000, however each Purchaser has the option within 12 months from November 12, 2022 (the “Form S-1 Effective Date”) to purchase additional senior secured convertible notes under similar terms for a total potential commitments of up to $600,000 (“Tranche B Notes”).

On September 23, 2022, the SPA was amended (the “SPA Amendment”), pursuant to which the Purchasers agreed to accelerate their funding obligations, with $7,500 aggregate principal amount (the “Third Bridge Notes”) being funded and issued on the same day, and the remaining $7,500 aggregate principal amount (the “Fourth Bridge Notes”) being funded and issued on October 10, 2022. The Third Bridge Notes and Fourth Bridge Notes are convertible into shares of Class A Common Stock at a conversion price of $1.05 per share, mature on October 27, 2028, and are otherwise subject to the same terms and conditions in the SPA as applicable to the Bridge Notes described therein.

The Bridge Notes are secured by the grant of a second lien upon substantially all of the personal and real property of the Company and its subsidiaries, as well as guarantee by substantially all of the Company’s domestic subsidiaries.

Additionally, the SPA Amendment modified the conversion price of $25,000 of principal of the Bridge Notes, which were funded on August 14, 2022, to $1.05 per share. The Company evaluated the SPA Amendment in accordance with ASC 470-50, Debt, and determined that it constitutes an extinguishment because the change in the conversion price is substantial. According, the Company recognized a loss in Loss on extinguishment or settlement of related party notes payable, notes payable and vendor payables in trust, net in the unaudited Condensed Consolidated Statements of Operations and Comprehensive for the three and nine months ended September 30, 2022 in the amount of $7,690, calculated as the cumulative change in fair value from initial recognition through to the date of amendment.

On September 25, 2022, the Company entered into a Joinder and Amendment Agreement to the SPA (the “Joinder”) with Senyun International Ltd., an affiliate of Daguan International Limited (“Senyun”), pursuant to which Senyun agreed to purchase incremental notes under the SPA in an aggregate principal amount of up to $60,000, subject to the completion of due diligence by the Company of Senyun and its financing sources. Senyun has all of the same rights and obligations as a Purchaser under the SPA.

Pursuant to the Joinder and following the completion of the Company’s due diligence of Senyun and its financing sources, Senyun is expected to fund its commitments according to the following schedule (subject, in each case to the satisfaction of certain conditions): (a) $10,000 in principal which was funded on October 27, 2022 (“First Senyun Funding Date”), out of which the Company received $8,800, net of original issue discount and transaction costs); (b) $10,000 in principal on the later of (x) 14 business days after the First Senyun Funding Date and (y) the receipt of approval of the Company’s stockholders of certain proposals (which was obtained on November 3, 2022), and was funded on November 15, 2022, out of which the Company received $8,970, net of original issue discount and transaction costs (“Second Senyun Funding Date”); (c) $10,000 in principal amount not later than 15 business days after the Form S-1 Effective Date; (d) $10,000 in principal amount within 30 business days after the Form S-1 Effective Date; and (e) $20,000 in principal amount on a date that is no later than ten (10) business days after the launch of the FF 91.

Upon the First Senyun Funding Date, the Purchasers’ obligation to purchase an additional $5,000 in aggregate principal amount of senior secured convertible notes automatically terminated.

The Company elected the fair value option afforded by ASC 825, Financial Instruments, with respect to the Bridge Notes because the notes include features, such as a contingently exercisable put option, which meets the definition of an embedded derivative. Upon their issuance, the Company determined that the aggregated fair value of the Bridge Notes and Bridge Warrants was $33,079 and $6,971, respectively. The Company expenses original issue discount and transaction costs to Changes in fair value measurements in the unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss.

On September 30, 2022, the Company determined that the fair value of the Bridge Notes and Bridge Warrants was $40,769 and $4,686, respectively, resulting in a loss in Changes in fair value measurements in the unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss for the three and nine months ended September 30, 2022 in the amount of $7,690 and $2,285, respectively.

Fair Value of Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s notes payable not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $4,857 and $5,350 as of September 30, 2022 and December 31, 2021, respectively.

Schedule of Principal Maturities of Notes Payable

The future scheduled principal maturities of notes payable as of September 30, 2022 are as follows:

Due on demand	$4,902
2022	4,012
2023	2,687
2026	44,606
$56,207

*	On October 24, 2022, the Company entered into a Limited Consent and Third Amendment to the SPA (the “Third Amendment”) pursuant to which the maturity date for the Bridge Notes was extended from August 14, 2026 to October 27, 2028 (see Note 15, Subsequent Events).

Notes payable consists of the following as of December 31, 2021:

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes	March 1, 2022	14%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes	March 1, 2022	14%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2	December 9, 2022	—%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes	February 10, 2023	15%	33,917	12,283	(11,518)	34,682
Notes payable - China various other	Due on demand	—%	5,458	—	—	5,458
PPP Loan	April 17, 2022	1%	193	—	—	193
Auto loans	Various	Various	121	—	—	121
Total notes payable			$164,689	$29,489	$(27,124)	$167,054

10. Notes Payable

Notes payable consists of the following as of December 31, 2021:

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes(1)	March 1, 2022	14.00%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes(1)	March 1, 2022	14.00%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2(2)	December 9, 2022	—%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15.00%	33,917	12,283	(11,518)	34,682
Notes payable - China various other(3)	Due on demand	—%	5,458	—	—	5,458
Notes payable(4)	April 17, 2022	1.00%	193	—	—	193
Auto loans	Various	Various	121	—	—	121
			$164,689	$29,489	$(27,124)	$167,054

Notes payable consists of the following as of December 31, 2020:

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Loss(Gain) on Extinguishments	Net Carrying Value
Note payable(5)	Contingent	12.00%	$57,293	$—	$—	$57,293
Notes payable – NPA tranche(6)	October 6, 2021	10.00%	17,637	3,422	—	21,059
Notes payable(7)	June 30, 2021	12.00%	19,100	—	—	19,100
Notes payable – China various other(8)	Due on Demand	9.00%	3,677	—	(18)	3,659
Notes payable – China various other(8)	Various Dates 2021	6.00%	4,869	—	(62)	4,807
Notes payable – China various other(3)	Due on Demand	—%	4,597	—	—	4,597
Note payable(9)	March 9, 2021	—%	15,000	2,712	—	17,712
Note payable(10)	October 6, 2021	12.75%	15,000	5,972	—	20,972
Notes payable(4)	April 17, 2022	1.00%	9,168	—	—	9,168
			$146,341	$12,106	$(80)	$158,367

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on March 1, 2022.

In addition, in conjunction with the issuance of the notes payable, the Company committed to issue the Ares Warrants to the lender to purchase the Company’s Class A Common Stock no later than August 11, 2021, or if earlier, 15 days after consummation of the Business Combination. The warrants have a term of six years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10.00 per share. The commitment to issue the warrants meets the definition of a derivative, was accounted for as a liability, and will be marked to fair value at the end of each reporting period with changes in fair market value recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5,000 using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

On August 5, 2021, the Company issued Ares warrants to purchase 670,092 shares of Class A Common Stock at an exercise price of $10.00 per share. The warrants are exercisable at any time within 6 years of the issuance date. Upon their issuance, the warrants met all requirements for equity classification under the equity scope exception in ASC 815-40 as the number of shares underlying the warrants and their exercise price were fixed. Accordingly, the Company determined the fair value of the Ares Warrants to be $2,507 on August 5, 2021 and recorded the value as a discount to the Notes Payable and an increase in APIC in the Consolidated Balance Sheets as of December 31, 2021.

On August 26, 2021, the Company exercised its option under the March 1, 2021 notes payable agreement with Ares to draw an additional principal amount of $30,000, receiving net proceeds of $29,913, inclusive of $87 of debt issuance costs paid directly by the lender.

The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum and mature on March 1, 2022. As the August 26, 2021 Notes mature in less than one year, according to the terms of the amended NPA, the Company expects to repay them with a payment premium of 14% (“Payment Premium”). The Company has elected the fair value option to value the notes as the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative.

Upon the Closing of the Business Combination, the cash requirement prescribed in the NPA increased from $5,000 to $25,000. The Company has classified $25,000 as Restricted Cash on its Consolidated Balance Sheet as of December 31, 2021.

On February 25, 2022, the Company paid $96,921 in cash to settle the March 1, 2021 Notes and the August 26, 2021 Notes with principal amount of $85,000, accrued interest of $9,856 and Payment Premium of $2,065.

March 1, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$55,000	$—
Accrued interest	6,455	—
Interest expense	6,455	—
Original issue discount	3,490	—
Proceeds	51,510	—

August 26, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$30,000	$—
Accrued interest	1,473	—
Interest expense	1,473	—
Original issue discount	87	—
Proceeds	29,913	—

(2)	On June 9, 2021, the Company amended the NPA to permit the issuance of two notes payable, each with a principal value of $20,000 (“June 2021 Notes”), to a US-based investment firm. The Company received net proceeds of $35,603 as part of the June 2021 Notes inclusive of $4,200 of original issuance discount and $197 of debt issuance costs paid by the lender. The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.

In conjunction with the issuance of the June 2021 Notes, the Company issued warrants to the US-based investment firm to purchase up to 1,500,000 shares of the Company’s Class A Common Stock for $10.00 per share and an expiration date of June 9, 2028, which were adjusted for down-round provisions in the original warrant agreements. The fair value of the warrants of $5,125 upon issuance was recorded in APIC (see Note 8, Fair Value of Financial Instruments).

As part of the amendment to the NPA from June 9, 2021, on or prior to the 12-month anniversary of the Qualified SPAC Merger, the US-based investment firm has the option to purchase additional notes for up to $40,000 and if drawn, would be subject to similar original issue discounts, warrant provisions, and conversion premiums as the June 2021 Notes. The warrants issued with the June 2021 Notes and the Optional Notes, along with the notes previously issued to the same lender, are provided with anti-dilution protection. The US-based investment firm has not elected to convert the Optional Notes to Class A Common Stock and they are outstanding as of December 31, 2021.

On August 10, 2021, in accordance with the NPA, the US-based investment firm exercised its option to purchase optional notes (“Optional Notes”) with principal of $33,917, whose option was in conjunction with the original September 9, 2020, January 13, 2021 and March 12, 2021 notes payable. The Company received net proceeds of $30,375, which is the total principal amount of $33,917 net of 8% original issue discount and $828 of issuance costs. The Optional Notes bear interest at 15% beginning December 2021, and have a maturity date of February 10, 2023. The Optional Notes are convertible at the option of the holder with a conversion price of $10.00 per share. The Optional Notes contain a conversion premium, effective until August 10, 2022, according to which the outstanding principal and accrued interest of the notes payable at the time of liquidation plus a 30% premium are convertible into shares of Class A Common Stock. The Company elected the fair value option to measure the Optional Notes (see Note 8, Fair Value of Financial Instruments).

In conjunction with the issuance of the Optional Notes, the Company issued the US-based investment firm warrants to purchase up to 1,187,083 shares of Class A Common Stock with an exercise price of $10.00 per share. The warrants are exercisable within seven years of their original issuance dates. The fair value of the warrants of $7,976 upon issuance was recorded in APIC (see Note 8, Fair Value of Financial Instruments).

Subsequent to the balance sheet date, in January 2022, the Company defaulted on the June 2021 Notes and the Optional Notes. The holders of the Optional Notes have waived the default.

June 9, 2021 Note 1	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$20,000	$—
Original issue discount and debt issuance costs	1,797	—
Proceeds	18,203	—

June 9, 2021 Note 2	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$20,000	$—
Original issue discount and debt issuance costs	2,600	—
Proceeds	17,400	—

August 10, 2021 Optional Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$33,917	$—
Accrued interest	183	—
Interest expense	183	—
Original issue discount and debt issuance costs	3,542	—
Proceeds	30,375	—

(3)	The Company issued notes with various third parties through its operations in China.

In 2017 and 2018, the Company borrowed $4,371 through notes payable from various Chinese lenders. As a result of the September 2020 Modification of the notes payable, the Company recorded an immaterial gain on extinguishment and immaterial accretion of the discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In 2019, the Company entered into a $700 note payable with an employee. The Company reclassified the $730 carrying value of this loan from related party notes payable to notes payable when the employee left the employment of the Company. The notes payable are payable on demand by the lenders, do not have a stated interest rate, have no covenants, and are unsecured. The notes payable remain outstanding at December 31, 2021.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$5,458	$4,597
Foreign exchange (gain) loss on principal	133	297
Reclassification from related party notes payable	730	—

(4)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.

The Company was notified by East West Bank that a principal amount of $8,975 as well as accrued interest of $155 relating to the PPP Loan had been forgiven by the Small Business Administration as of December 31, 2021. The Company recorded the forgiveness of the principal and interest in (Loss) Gain at Settlement of Related Party Notes Payable, Notes Payable, and Vendor Payables in trust, net in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021. The Company paid the remaining principal and accrued interest in an aggregate amount of $195 in April 2022.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$193	$9,168
Accrued interest	2	65
Interest expense	92	65
Payroll Protection Program principal forgiveness	8,975	—
Payroll Protection Program interest forgiveness	155	—
Proceeds	—	9,168

The Company settled select notes payable through the conversion of notes payable into Class A Common Stock just prior to the Business Combination and a combination of cash payments and the commitment to issue Class A Common Stock in settlement of outstanding principal plus accrued interest and conversion premiums pursuant to the Closing of the Business Combination, as follows:

	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Note payable(5)	$57,293	$—	$—	$17,177	$(1,293)	$—	$(73,177)	$—	$—
Notes payable(7)	19,100	—	—	6,098	—	—	(25,198)	—	—
Subtotal settlements prior to the Business Combination	76,393	—	—	23,275	(1,293)	—	(98,375)	—	—
Settlements in the Business Combination:
Notes payable – NPA(6)	21,059	—	104	3,614	—	(17,636)	(7,141)	—	2,699
Notes payable – China(8)	3,659	—	—	2,713	56	—	(6,428)	—	2,430
Notes payable – China(8)	4,807	—	—	757	110	—	(5,674)	—	2,145
Note payable(9)	17,712	—	1,988	—	667	—	(20,367)	—	7,698
January 13 and March 12, 2021 Notes(9)	—	16,790	6,935	—	—	—	(23,725)	—	8,968
Note payable(10)	20,972	—	138	270	667	(18,992)	(3,055)	—	1,155
January 13 and March 8, 2021 Notes(10)	—	8,750	4,901	82	—	(11,582)	(2,151)	—	813
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	—	25,908
Notes payable(4)	9,168	—	—	—	(8,975)	—	—	193	(8,975)
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933

Conversion of Notes Payable

Just prior to the Business Combination, the Company converted notes payable with an aggregate principal balance of $75,100 and accrued interest of $23,275 into 7,688,153 shares of Class A Common Stock.

Closing of the Business Combination

As described in Note 3, Business Combination, in conjunction with the closing of the Business Combination, the Company paid $48,210 in cash and a commitment to issue 6,854,013 shares of Class A Common Stock to settle notes payable principal amounts of $85,202, net carrying amount of $93,749, and accrued interest of $7,436. Where the Company converted notes payable into Class A Common Stock, the Company recorded a loss at settlement of the notes payable of $25,908 in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.

(5)	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bore interest of 12.00% per annum, had no covenants, and were unsecured.

On December 31, 2020, the notes payable were modified to extend the maturity date to June 30, 2021 and add a conversion feature. The conversion feature, which was contingent upon the closing of a Qualified SPAC Merger, requires the Company to issue Class A ordinary shares to the lender based on a fixed conversion ratios immediately prior to the closing of the Qualified SPAC Merger to settle the outstanding note payable before being exchanged for Qualified SPAC Merger shares at the closing date. The modification was accounted for as a troubled debt restructuring because the Company was experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company concluded that the conversion feature does not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$57,293
Accrued interest	—	13,769
Interest expense	3,408	7,387
Foreign exchange (gain) loss on principal	(1,293)	4,108
Principal settled with equity	56,000	—
Interest settled with equity	17,177	—

(6)	The Company issued 10% interest notes with various third parties through the NPA. Notes payable issued under the NPA are collateralized by virtually all tangible and intangible assets of the Company. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the notes payable may elect to convert all of the outstanding principal and accrued interest of the notes payable plus a 20% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for these notes payable. See Note 8, Fair Value of Financial Instruments. On October 9, 2020, the Company entered into the Second A&R NPA with Birch Lake and the lender, which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.

Between June 2019 and August 2019, the Company borrowed $17,637 through notes payable under the NPA. The notes originally matured on May 31, 2020 and bore interest of 10% per annum. In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the notes payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$17,637
Accrued interest	—	2,637
Interest expense	976	1,768
Principal conversion premium settled with equity	3,527	—
Interest settled with equity	3,613	—
Principal payments in cash	17,637	—

(7)	The Company issued the following notes with an interest rate of 12.00% per annum.

On various dates in 2016, the Company borrowed amounts aggregating of $31,500 through notes payable issued by a U.S. based investment firm. The notes had no covenants and were unsecured.

In September and November, 2020, the notes payable were modified to extend the maturity date to June 30, 2021 and add a conversion feature. This feature, contingent upon the closing of a Qualified SPAC Merger, required the Company to issue Class A ordinary Stock to the lender based on a fixed conversion ratio immediately prior to the closing of the Qualified SPAC Merger to settle the outstanding notes payable before being exchanged for Qualified SPAC Merger shares upon the Qualified SPAC Merger closing date. The modification was accounted for as a troubled debt restructuring. The modification was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company concluded that the conversion features did not require bifurcation.

In December 2016, the Company borrowed $10,000 through notes payable issued by a U.S. based investment firm. The notes have no covenants and are unsecured. During 2019, the Company converted $600 of accrued interest into the principal balance of the notes payable. Just prior to the Business Combination, the Company converted the outstanding principal balance and accrued interest into Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$10,600
Accrued interest	—	2,547
Interest expense	704	1,275
Principal settled with equity	10,600	—
Interest settled with equity	3,251	—

In December 2016, the Company borrowed $1,500 through a note payable from a U.S. based investment firm. The note originally matured on December 31, 2019, had no covenants, and was unsecured. Just prior to the Business Combination, the Company converted the outstanding principal balance and accrued interest into Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,500
Accrued interest	—	587
Interest expense	112	203
Principal settled with equity	1,500	—
Interest settled with equity	699	—

In June 2016, the Company borrowed $20,000 through a note payable from a U.S. based investment firm. The note originally matured on October 15, 2019, had no covenants, and was unsecured. The Company made principal payments of $13,000 in 2018. Just prior to the Business Combination, the Company converted the outstanding principal balance, conversion premium and accrued interest into Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$7,000
Accrued interest	—	1,682
Interest expense	465	842
Principal and conversion premium settled with equity	10,375	—
Interest settled with equity	2,147	—

(8)	The Company issued notes with various third parties through its operations in China.

As a result of the September 2020 Modification the Company recorded an immaterial gain on extinguishment and immaterial accretion of the discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In April 2017, the Company borrowed $3,496 through a note payable from a Chinese lender. The note originally matured on October 20, 2017, bore interest at 9.00% per annum, had no covenants, and was unsecured.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$3,677
Accrued interest	—	2,314
Interest expense	374	637
Principal settled with equity	3,715	—
Interest settled with equity	2,713	—
Foreign exchange (gain) loss on principal	219	237
Foreign exchange (gain) loss on accrued interest	167	142

Between January 2019 and December 2019, the Company borrowed $11,515 through notes payable from a Chinese lender. The notes payable matured on January 16, 2020 and December 6, 2020, bore interest at 6% per annum, had no covenants, and were unsecured. During 2019, the Company made principal payments of $8,155. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the notes payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,140
Accrued interest	—	569
Interest expense	139	235
Principal settled with equity	4,181	—
Interest settled with equity	713	—
Foreign exchange (gain) loss on principal	260	219
Foreign exchange (gain) loss on accrued interest	44	35
Proceeds	—	766

Between June and September 2020, the Company borrowed $761 through notes payable from a Chinese lender. The notes payable were payable on demand by the lender, bore interest at 6% per annum, had no covenants, and were unsecured. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$729
Accrued interest	—	19
Interest expense	24	19
Principal settled with equity	736	—
Interest settled with equity	44	—
Principal payments	—	32
Foreign exchange (gain) loss on principal	(25)	—
Foreign exchange (gain) loss on accrued interest	1	—
Proceeds	—	761

(9)	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm by entering into a joinder to the NPA, received net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bore interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 11, Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.

In the event the Company consummates a Qualified SPAC Merger, an amount equal to 130% of all outstanding principal, accrued and unpaid interest, and accrued original issue discount through the date of consummation of the Qualified SPAC Merger will automatically convert into Class A ordinary stock of the SPAC in connection with the Qualified SPAC Merger and the notes payable and interest thereon shall no longer be outstanding and shall be deemed satisfied in full and terminated. The Company determined that the feature to settle the notes payable with shares upon the occurrence of a Qualified SPAC Merger was a contingent share-settled redemption option and represents an embedded derivative. Additionally, the feature to redeem the notes payable upon a default event is a contingently exercisable put option and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $17,712 as of December 31, 2020.

In addition, the notes payable included a warrant to purchase ordinary stock. The holder of the warrant has the ability to exercise their right to acquire up to 525,000 shares of Class A Common Stock, as adjusted for certain down-round provisions, for a period of up to seven years, or September 9, 2027. The exercise price of the warrant is $10.00 each. The warrants are accounted for in equity based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity. The Company estimated the fair value of the warrants to be $490 using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments). Determining the fair value of these warrants requires subjective assumptions, including the fair value of the underlying stock, risk-free interest rate, expected volatility of the underlying stock, and the expected dividend yield. These estimates involve inherent uncertainties and the application of management’s judgment.

On January 13, 2021, the Company amended the NPA to increase the principal amount of its $15,000 note payable by $667 as a consent fee permitting the issuance of additional notes payable. The Company recorded the consent fee in Interest Expense in the Consolidated Statements of Operations and Comprehensive Loss for year ended December 31, 2021. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$15,000
Principal and conversion premium settled with equity	20,367	—
Proceeds	—	13,800

On January 13, 2021, the Company entered into a notes payable agreement under the NPA, (“January 13 Notes”) with a US-based investment firm for total principal of $11,250, receiving net proceeds of $9,870, net of an 8% original issue discount and $480 of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7,000, receiving net proceeds of $6,440, net of an 8% original issue discount. The terms of this note payable were the same as the note payable issued on January 13, 2021. The Company elected the fair value option for these note payable because the inclusion of a conversion feature that allowed the lenders to convert the notes payable into Class A Common Stock after the closing of the Business Combination.

In conjunction with the issuance of the January 13 Notes and March 12 Notes, the Company issued warrants to purchase 662,083 shares of the Class A Common Stock with an exercise price of $10.00 per share, as adjusted for certain down-round provisions. The warrants were issued with a term of seven years. The Company recorded the fair value of the warrants in APIC in accordance with the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $1,988 using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable.

January 13 and March 12, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$—
Original issue discount and debt issuance costs	1,940	—
Principal and conversion premium settled with equity	23,725	—
Proceeds	16,310	—

(10)	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.

In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the notes payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$15,000
Interest expense	1,334	366
Principal conversion premium settled with equity	2,785	—
Interest and adjustment fee settled with equity	270	—
Principal and conversion premium payments in cash	18,992	—
Interest payments in cash	1,197	366
Proceeds	—	15,000

On January 13, 2021, the Company amended the NPA to permit the issuance of additional secured convertible notes payable and issued $3,750 of notes payable to Birch Lake (“BL Notes”), receiving net proceeds of $3,285, net of a 6.50% original issue discount and $225 of debt issuance costs paid directly by the lender. The BL Notes accrued interest at 8% per annum. The BL Notes contained a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure this note payable (see Note 8, Fair Value of Financial Instruments).

On March 8, 2021, the Company entered into a notes payable agreement under the NPA with Birch Lake for total principal of $5,600, receiving net proceeds of $5,240, inclusive of a 6.50% original issue discount and $307 of debt issuance costs paid directly by the lender. The notes payable accrued interest at 15.75% per annum. The notes payable contained a liquidation premium that ranges from 42% to 52% depending on timing of settlement, with 50% of the premium convertible into equity. The Company determined that the feature to settle the notes payable at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure these notes payable (see Note 8, Fair Value of Financial Instruments).

In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the notes payable.

January 13 and March 8, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$—
Original issue discount and debt issuance costs	1,132	—
Interest expense	632	—
Principal conversion premium settled with equity	2,069	—
Interest settled with equity	82	—
Principal and conversion premium payments in cash	11,582	—
Interest payments in cash	550	—
Proceeds	8,218	—

Fair Value of Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s notes payable not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $5,350 and $105,610 as of December 31, 2021 and 2020, respectively.

Schedule of Principal Maturities of Notes Payable

The future scheduled principal maturities of notes payable as of December 31, 2021 are as follows:

Years ended December 31,
2022	130,772
2023	33,917
$164,689